Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 77,266	$ 84,465
Accruals on Spanish market prices differences	12,475	11,936
Down payments from clients and other deferred income	16,905	11,169
Other accounts payables	35,067	32,660
Total	$ 141,713	$ 140,230